Schedule of Accounts Payable and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 553,181	$ 225,271	$ 63,044
Payroll liabilities	565,566	220,914	110,710
Credit cards	64,899	44,510	82,387
Other payable	70,754	23,016	1,635
Accrued interest			2,415
Insurance payable	154,752	1,331,749
Accounts payable and other current liabilities	$ 1,409,152	$ 1,845,460	$ 260,191